CONSOLIDATED STATEMENT OF FINANCIAL POSITION - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 195,601	$ 387,840
Trade and other receivables	0	6,134
Other assets	4,078	3,751
Total current assets	199,679	397,725
Non-Current Assets
Property, plant and equipment	0	1,748
Total non-current assets	0	1,748
Total assets	199,679	399,473
Current Liabilities
Trade and other payables	20,720	21,072
Short-term provisions	183,885	183,885
Total current liabilities	204,605	204,957
Net (liabilities)/assets	(4,926)	194,516
Equity
Issued capital	523,197	523,197
Reserves	1,187,325	1,184,653
Accumulated losses	(1,715,448)	(1,513,334)
Total equity/(deficit)	$ (4,926)	$ 194,516